Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Net Loss	$ (421,194)
Accretion of temporary equity into redemption value	(5,262,944)
Net loss including accretion of equity into redemption value	$ (5,684,138)